Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
Employee Benefit Plans

21.  Employee Benefit Plans

Long-Term Incentive Plan

The Company maintains the 2016 Long-Term Incentive Plan (the “Plan”), that amended and restated the former 2011 Stock Option Plan (the “2011 Plan”).  The Plan continues in effect any outstanding awards under the 2011 Plan in accordance with the terms and conditions governing such awards immediately prior to the effective date of the Plan but expanded the types of awards authorized to include, among others, restricted stock. Under the provisions of the Plan, while active, options and other types of stock compensation can be granted to officers and key employees of the Company, as well as Directors.

The Plan is administered by a committee of the Board of Directors. The Committee determines, among other things, which officers and key employees receive stock compensation, the number of shares to be subject to each award, the option price, the duration of the option and the restricted period, as appropriate. The aggregate number of shares that may be issued upon the exercise of options under the Plan is 300,000 shares, and 174,825 shares were available for grant as of December 31, 2016.

During 2016, certain officers and key employees were issued restricted stock awards totaling 3,150 shares of Company stock. The awards carry a three-year restriction, until 2019. A recipient of the restricted shares will forfeit those shares in their entirety if employment is terminated prior to the vesting date for reasons other than retirement, death or disability. On the date of the awards, the fair value of the Company stock was $17.49 per share.

No stock options were awarded in 2016. Options granted prior to 2016 vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. The Plan provides that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plan are exercisable no earlier than one year after the date of grant and expire ten years after the date of the grant. All options previously granted under the Plans are scheduled to expire through February 17, 2025.

Total options outstanding at December 31, 2016 have exercise prices between $17.22 and $21.10, with a weighted average exercise price of $17.97 and a weighted average remaining contractual life of 6.0 years.

As of December 31, 2016, there was $73,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized through 2020.

Cash received from option exercises under the Plans for the year ended December 31, 2015 was $53,000.  No options were exercised in 2014 or 2016.

A summary of the status of the outstanding stock options as of December 31, 2016, 2015 and 2014, and changes during the years ending on those dates is presented below:

	2016		2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	142,524	$18.07	109,816	$18.13	83,930	$18.50
Granted	-	-	35,800	17.80	33,525	17.72
Exercised	-	-	(3,092)	17.22	-	-
Forfeited	(3,369)	22.36	-	-	(7,639)	20.44
Outstanding at end of year	139,155	$17.97	142,524	$18.07	109,816	$18.13

Options exercisable at year-end	97,584		70,920		51,396
Weighted-average fair value of
of options granted
during the year				$1.90		$1.96
Intrinsic value of options
exercised during the year				$866		$-
Intrinsic value of options
outstanding and exercisable at
December 31, 2016		$20,017

The following table summarizes characteristics of stock options as of December 31, 2016:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/16/2007	20.05	4,425	0.79	4,425
10/21/2008	21.10	6,100	1.80	6,100
10/20/2009	17.22	6,605	2.80	6,605
9/20/2011	17.75	13,850	4.72	13,850
3/20/2012	18.00	17,050	5.22	15,950
2/19/2013	17.65	21,800	6.14	18,160
2/18/2014	17.72	33,525	7.13	21,225
2/17/2015	17.80	35,800	8.13	11,269
		139,155		97,584

Defined Benefit Retirement Plans

The Company sponsors a defined benefit retirement plan (The Juniata Valley Bank Retirement Plan (“JVB Plan”)) which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the JVB Plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the JVB Plan was amended to cease future service accruals after that date (i.e., it was frozen).

As a result of the FNBPA acquisition, the Company assumed sponsorship of a second defined benefit retirement plan (Retirement Plan for the First National Bank of Port Allegany (“FNB Plan”)) as of November 30, 2015, which covers substantially all former FNBPA employees that were employed prior to September 30, 2008. The FNBPA Plan was amended as of December 31, 2015 to cease future service accruals to previously unfrozen participants and is now considered to be “frozen”. Effective December 31, 2016, the FNB Plan was merged into the JVB Plan, which was amended to provide the same benefits to the class of participants previously included in the FNB Plan.

The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the JVB Plan in 2017.

Management expects to record a $150,000 net periodic expense in 2017 for the JVB Plan, which includes expected amortization out of accumulated other comprehensive loss. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2016 and December 31, 2015 (in thousands). Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $179,000 and $250,000, at December 31, 2016 and 2015, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$102	$-	$102	$-
Corporate bonds and notes	3,501	-	3,501	-
Mutual funds
Value funds	3,066	3,066	-	-
Blend funds	3,411	3,411	-	-
Growth funds	2,590	2,590	-	-
Money market funds	991	991	-	-
	$13,661	$10,058	$3,603	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$325	$-	$325	$-
Corporate bonds and notes	4,156	-	4,156	-
Mutual funds
Value funds	1,878	1,878	-	-
Blend funds	1,433	1,433	-	-
Growth funds	1,500	1,500	-	-
Money market funds	172	172	-	-
	$9,464	$4,983	$4,481	$-

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2016	2015
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,863	$11,473
Assumption of liability from FNB Plan	5,061	-
Interest cost	666	450
Change in assumptions	305	(623)
Actuarial loss	114	37
Benefits paid	(677)	(474)
PBO at end of year	$16,332	$10,863

Change in plan assets
Fair value of plan assets at beginning of year	$9,713	$10,130
Transfer of FNB Plan assets	3,903	-
Actual return on plan assets, net of expenses	901	57
Benefits paid	(677)	(474)
Fair value of plan assets at end of year	$13,840	$9,713

Funded status, included in other (liabilities) assets	$(2,492)	$(1,150)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,550)	$(3,483)

Accumulated benefit obligation	$16,332	$10,863

For the year ended December 31, 2015, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2015 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2015 was a decrease in the projected benefit obligation of $623,000. For the year ended December 31, 2016, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the table are rates projected generationally using Scale MP-2016 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2016 was an increase in the projected benefit obligation of $305,000.

Pension expense for the JVB Plan included the following components for the years ended December 31 (in thousands):

	2016	2015	2014

Interest cost on projected benefit obligation	$666	$450	$426
Expected return on plan assets	(795)	(592)	(518)
Recognized net actuarial loss	248	242	40
Net periodic benefit cost	119	100	(52)

Net loss (gain)	173	(52)	2,441
Amortization of net loss	(248)	(242)	(40)
Net amortization (accretion)	-	-	-
Total recognized in other comprehensive loss (income)	$(75)	$(294)	$2,401

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$44	$(194)	$2,349

Assumptions used to determine benefit obligations were:

	2016	2015	2014
Discount rate	4.00%	4.25%	4.00%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2016	2015	2014
Discount rate	4.25%	4.00%	4.75%
Expected long-term return on plan assets	6.00	6.00	5.25
Rate of compensation increase	N/A	N/A	N/A

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015 (in thousands).

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

The measurement date for the FNB Plan was December 31. Information pertaining to the activity in the defined benefit plan in 2015 is as follows (in thousands):

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

For the year ended December 31, 2015, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2015 to reflect mortality improvement.

Pension expense for the FNB Plan included the following components for the year ended December 31 (in thousands):

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A

The investment strategy and investment policy for the JVB Plan is to target the plan assets to contain 60% equity and 40% fixed income securities. The asset allocation as of December 31, 2016 was approximately 33% fixed income securities, 66% equities and 1% cash equivalents in the JVB Plan.

Future expected benefit payments (in thousands):

	2017	2018	2019	2020	2021	2022-2026

Estimated future benefit payments	$671	$712	$797	$813	$827	$4,338

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2016, a liability of $214,000 was recorded to satisfy this obligation, and was credited to employees’ accounts by January 31, 2017. This liability at December 31, 2015 totaled $192,000 and was credited to employee accounts during 2016. Expense incurred under this plan was $211,000, $192,000 and $180,000 in 2016, 2015 and 2014, respectively. The Defined Contribution Plan also includes an employer matching contribution for employees that elect to defer compensation into this program. The matching contribution in 2016, 2015 and 2014 was $179,000,  $162,000 and $147,000, respectively.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings.  There were 3,764 shares issued in 2016, 3,242 shares issued in 2015 and 3,497 shares issued in 2014 under this plan. At December 31, 2016, there were 177,054 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2016 and 2015, the present value of the future liability associated with these plans was $323,000 and  $392,000, respectively. For the years ended December 31, 2016, 2015 and 2014, $30,000,  $34,000 and $39,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 9.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2016 and 2015, the present value of the future liability was $1,570,000 and $1,504,000, respectively. For the years ended December 31, 2016, 2015 and 2014, $32,000, $30,000 and $33,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2016 and 2015, the present value of the future liability was $1,251,000 and $1,178,000, respectively. For the years ended December 31, 2016, 2015 and 2014, $185,000, $119,000 and $118,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.